Investments (Sales or Disposals of Fixed Maturity Securities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales or disposals of fixed maturity securities	$ 459	$ 153	$ 321
Fixed maturity securities, gross investment gains	7	1	14
Fixed maturity securities, gross investment losses	(17)	(3)	(1)
Fixed maturity securities, net investment gains (losses)	$ (10)	$ (2)	$ 13